Tax expense	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Tax expense
The following table summarizes Tax expense:

	Years ended December 31,
	2020	2019	2018
	(€ million)
Current tax expense	€239	€435	€592
Deferred tax expense	1,231	872	520
Tax (benefit)/expense relating to prior periods(1)	(138)	14	(334)
Total Tax expense	€1,332	€1,321	€778
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(1) Tax (benefit)/expense relating to prior periods includes €325 million deferred tax benefit related to U.S. provision to return adjustments for prior years' tax positions finalized in 2020.
The applicable tax rate used to determine theoretical income taxes was the statutory rate in the United Kingdom (“UK”), the tax jurisdiction in which FCA NV was historically resident. The reconciliation between the theoretical income taxes calculated on the basis of the theoretical tax rate of 19.0 percent in 2020 (19.0 percent in 2019 and 19.0 percent in 2018) and income taxes recognized is as follows:

	Years ended December 31,
	2020	2019	2018
	(€ million)
Theoretical income taxes	€259	€766	€781
Tax effect on:
Recognition and utilization of previously unrecognized deferred tax assets	—	(159)	—
Permanent differences	(148)	(411)	(416)
Tax credits	(119)	(112)	(135)
Deferred tax assets not recognized and write-downs	1,417	976	633
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	27	171	207
Taxes relating to prior years	(138)	14	(334)
Tax rate changes	(25)	9	—
Withholding tax	27	41	41
Other differences	15	20	(15)
Total Tax expense, excluding IRAP(1)	1,315	1,315	762
Effective tax rate	97.0%	32.7%	18.5%
IRAP (current and deferred)	17	6	16
Total Tax expense	€1,332	€1,321	€778
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(1) Local income tax due in Italy
As the IRAP taxable basis differs from Profit before taxes, it is excluded from the effective tax rates above.
The increase in the effective tax rate to 97.0 percent in 2020 from 32.7 percent in 2019 was primarily related to (i) tax expense related to the write-down of Deferred tax assets in Italy and Brazil for the three months ended March 31, 2020, as described below; and (ii) a decrease in North America profit before tax, which significantly impacted the unfavorable effective tax rate impact of current year unrecognized Deferred tax assets, primarily in Italy and Brazil.
The FCA Group historically recognized the amount of Deferred tax assets less the Deferred tax liabilities of the individual companies within Deferred tax assets, where these may be offset. Amounts recognized were as follows:

	At December 31,
	2020	2019
	(€ million)
Deferred tax assets	€1,096	€1,689
Deferred tax liabilities	(1,845)	(1,628)
Total Net deferred tax (liabilities) assets	€(749)	€61
The change from Net deferred tax assets at December 31, 2019 to Net deferred tax liabilities at December 31, 2020 was mainly due to an increase in deferred tax liabilities in North America related to provisions, acceleration of tax depreciation and amortization on capital expenditures, partially offset by utilization of U.S. tax credit carryforwards, and a decrease in deferred tax assets of €549 million for deferred tax asset write-downs in Italy and Brazil, as described in Note 2, Basis of Preparation - Use of estimates - Recoverability of deferred tax assets for additional detail.
The significant components of Deferred tax assets and liabilities and their changes during the years ended December 31, 2020 and 2019 were as follows:

	At January 1, 2020	Recognized in Consolidated Income Statement	Recognized in Equity	Translation differences and other changes	At December 31, 2020
	(€ million)
Deferred tax assets arising on:
Provisions	€3,673	€(100)	€—	€(254)	€3,319
Provision for employee benefits	1,470	51	(10)	(118)	1,393
Lease liabilities	369	(20)	—	2	351
Intangible assets	151	7	—	(25)	133
Impairment of financial assets	166	(18)	—	(7)	141
Inventories	188	43	—	(30)	201
Allowances for doubtful accounts	105	(6)	—	(35)	64
Other	702	328	(1)	(3)	1,026
Total Deferred tax assets	€6,824	€285	€(11)	€(470)	€6,628
Deferred tax liabilities arising on:
Accelerated depreciation	€(2,330)	€(164)	€—	€197	€(2,297)
Capitalized development assets	(2,601)	(554)	—	157	(2,998)
Other Intangible assets and Intangible assets with indefinite useful lives	(948)	(17)	—	82	(883)
Right-of-use assets	(365)	27	—	32	(306)
Provision for employee benefits	(77)	(3)	31	(8)	(57)
Other	(247)	(147)	5	18	(371)
Total Deferred tax liabilities	€(6,568)	€(858)	€36	€478	€(6,912)
Deferred tax asset arising on tax loss carry-forwards	€4,861	€1,017	€—	€(516)	€5,362
Unrecognized deferred tax assets	(5,056)	(1,350)	3	576	(5,827)
Total Net deferred tax assets (liabilities)	€61	€(906)	€28	€68	€(749)

	At January 1, 2019	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/(Liabilities) Held for Sale	Translation differences and other changes	At December 31, 2019
	(€ million)
Deferred tax assets arising on:
Provisions	€4,127	€(470)	€—	€10	€6	€3,673
Provision for employee benefits	1,487	(41)	1	1	22	1,470
Lease liabilities	260	106	—	(1)	4	369
Intangible assets	166	(15)	—	—	—	151
Impairment of financial assets	155	(1)	—	—	12	166
Inventories	246	(56)	—	—	(2)	188
Allowances for doubtful accounts	96	13	—	—	(4)	105
Other	685	(22)	(4)	1	42	702
Total Deferred tax assets	€7,222	€(486)	€(3)	€11	€80	€6,824
Deferred tax liabilities arising on:
Accelerated depreciation	€(2,296)	€(33)	€—	€(1)	€—	€(2,330)
Capitalized development expenditures	(2,440)	(129)	—	—	(32)	(2,601)
Other Intangible assets and Intangible assets with indefinite useful lives	(912)	36	—	—	(72)	(948)
Right-of-use assets	(260)	(101)	—	—	(4)	(365)
Provision for employee benefits	(91)	(9)	22	—	1	(77)
Other	(424)	156	38	—	(17)	(247)
Total Deferred tax liabilities	€(6,423)	€(80)	€60	€(1)	€(124)	€(6,568)
Deferred tax asset arising on tax loss carry-forwards	€4,963	€106	€—	€12	€(220)	€4,861
Unrecognized deferred tax assets	(4,885)	(407)	—	(20)	256	(5,056)
Total Net deferred tax assets	€877	€(867)	€57	€2	€(8)	€61
As of December 31, 2020, the FCA Group had total Deferred tax assets on deductible temporary differences of €6,628 million (€6,824 million at December 31, 2019), of which €1,072 million was not recognized (€1,113 million at December 31, 2019). As of December 31, 2020, the FCA Group also had Deferred tax assets on tax loss carry-forwards of €5,362 million (€4,861 million at December 31, 2019), of which €4,755 million was not recognized (€3,943 million at December 31, 2019).
As of December 31, 2020, the FCA Group had total net recognized and unrecognized deferred tax assets of €3,682 million (€3,263 million at December 31, 2019) in Italy primarily attributable to Italian tax loss carry-forwards that could be carried forward indefinitely. A deferred tax asset was recognized for Italian tax loss carry-forwards to the extent the realization of the related tax benefit was supported through achievement of the FCA Group’s business plan. The FCA Group continued to recognize Italian Net deferred tax assets of €253 million (€705 million at December 31, 2019) as the FCA Group considered it probable that FCA would have sufficient taxable income in the future that would allow realization of these net deferred tax assets. The utilization of Italian tax loss carry-forwards for which currently no deferred tax asset was recognized was subject to future sustained profitability, as well as, the achievement of taxable income in periods which are beyond the FCA Group’s business plan and therefore this utilization was uncertain. As a result, €3,429 million of Net deferred tax assets in Italy were not recognized as of December 31, 2020 (€2,558 million at December 31, 2019).
As of December 31, 2020, the FCA Group had net recognized and unrecognized deferred tax assets of €1,692 million in Brazil (€1,888 million at December 31, 2019), primarily attributable to Brazilian tax loss carry-forwards that could be carried forward indefinitely. As of December 31, 2020, a deferred tax asset was not recognized for Brazilian tax loss carry-forwards since the FCA Group did not consider it probable that there would be sufficient taxable income in the future that would allow realization of these deferred tax assets. The utilization of Brazilian tax loss carry-forwards for which currently no deferred tax asset was recognized was subject to future sustained profitability, as well as, the achievement of taxable income in periods which are beyond the FCA Group’s business plan and therefore this utilization was uncertain. As a result, €1,692 million of Net deferred tax assets in Brazil, which included Brazil tax losses, were not recognized as of December 31, 2020 (€1,757 million at December 31, 2019).
As of December 31, 2020, the FCA Group had net recognized and unrecognized deferred tax assets of €173 million (€151 million at December 31, 2019) in the UK primarily attributable to UK tax loss carry-forwards that could be carried forward indefinitely. A deferred tax asset was recognized for the UK tax loss carried forwards to the extent the realization of the related tax benefit was supported through generation of taxable income. The FCA Group recognizes UK Net deferred tax assets of €173 million (€151 million at December 31, 2019) as the FCA Group considered it probable that FCA would have sufficient taxable income in the future that would allow realization of these net deferred tax assets.
The realization of these deferred tax assets was sensitive to the assumptions and judgments used in the determination of the taxable income in the future, as well as, FCA’s ability to affect tax planning strategies, as necessary. The deferred tax assets in the UK could be impacted by future reorganizations or changes in tax residency. Certain jurisdictions within EMEA in which the FCA Group operated could begin to generate profits or taxable income in the future. While FCA had not yet recognized all deferred tax assets in these jurisdictions, it was possible FCA’s assessment of realizability could change, resulting in the recognition of additional deferred tax assets in FCA’s Balance Sheet and the related income tax benefit in FCA’s Income Statement. Refer to Note 2, Basis of Preparation - Use of estimates - Recoverability of deferred tax assets for additional detail.
Deferred tax liabilities on the undistributed earnings of subsidiaries have not been recognized, except in cases where it was probable the distribution would occur in the foreseeable future.
Total gross deductible and taxable temporary differences and accumulated tax losses at December 31, 2020, together with the amounts for which deferred tax assets have not been recognized, analyzed by year of expiration, were as follows:

		Year of expiration
	At December 31, 2020	2021	2022	2023	2024	Beyond 2024	Unlimited/ Indeterminable
	(€ million)
Temporary differences and tax losses relating to corporate taxation:
Deductible temporary differences	€26,844	€3,449	€2,618	€2,514	€3,282	€14,596	€385
Taxable temporary differences	(28,641)	(2,871)	(2,707)	(2,729)	(2,787)	(14,594)	(2,953)
Tax losses	20,343	115	60	45	101	1,576	18,446
Amounts for which deferred tax assets were not recognized	(21,440)	(344)	(103)	(75)	(839)	(3,008)	(17,071)
Temporary differences and tax losses relating to corporate taxation	€(2,894)	€349	€(132)	€(245)	€(243)	€(1,430)	€(1,193)
Temporary differences and tax losses relating to local taxation (i.e. IRAP in Italy):
Deductible temporary differences	€10,736	€1,088	€588	€551	€1,141	€7,241	€127
Taxable temporary differences	(9,572)	(896)	(713)	(713)	(764)	(6,346)	(140)
Tax losses	4,819	29	31	32	54	103	4,570
Amounts for which deferred tax assets were not recognized	(6,065)	(188)	(38)	(11)	(582)	(600)	(4,646)
Temporary differences and tax losses relating to local taxation	€(82)	€33	€(132)	€(141)	€(151)	€398	€(89)